Short-Term Borrowings (a)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings (a)
NOTE 11	Short-Term Borrowings (a)

The following table is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At Year-End
Federal funds purchased	$950	.11%	$1,036	.11%	$776	.17%
Securities sold under agreements to repurchase	3,388	3.26	6,986	3.35	9,261	2.70
Commercial paper	16,202	.12	15,973	.12	15,885	.20
Other short-term borrowings	5,762	.29	6,473	.26	6,635	.59
Total	$26,302	.57%	$30,468	.89%	$32,557	.99%
Average for the Year
Federal funds purchased (b)	$1,338	15.32%	$968	22.61%	$2,180	10.09%
Securities sold under agreements to repurchase	4,942	3.52	7,483	3.22	9,211	2.75
Commercial paper	15,806	.14	15,204	.15	15,349	.20
Other short-term borrowings	6,463	.72	7,048	.77	6,979	.75
Total (b)	$28,549	1.57%	$30,703	1.75%	$33,719	1.65%
Maximum Month-End Balance
Federal funds purchased	$2,467		$1,172		$6,034
Securities sold under agreements to repurchase	5,922		9,071		9,261
Commercial paper	17,385		16,768		15,981
Other short-term borrowings	7,443		7,514		8,700

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2012, 2011 and 2010 was $203 million, $218 million and $216 million, respectively.